Note 7 - Deferred Finance Charges	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Deferred Finance Charges [Text Block]
7.	Deferred Finance Charges

Deferred finance charges amounting to
$390,000
and
$540,414
as of
December

31,
2015
and
December

31,
2016,
respectively, represent fees paid to the lenders for undrawn facilities, and are presented on the balance sheet under non-current assets. Gross deferred finance charges amounting to
$6,343,300
and
$7,055,914
as of
December

31,
2015
and
December

31,
2016,
respectively, represent fees paid to the lenders for obtaining the related loans, and are presented on the balance sheet as a direct deduction from the carrying amount of the related loan and credit facility net of accumulated amortization. For the years ended
December

31,
2014,
2015
and
2016,
the amortization of deferred financing charges amounted to
$656,341,
$587,157
and
$715,587,
respectively, and is included in interest and finance costs in the consolidated statements of operations.